Organization and nature of business - Additional information (Details) - USD ($)					6 Months Ended
	May 03, 2021	Apr. 13, 2021	Jun. 15, 2020	Dec. 04, 2019	Mar. 31, 2021	May 11, 2021	Apr. 25, 2021	Apr. 07, 2021	Mar. 22, 2019
Organization And Nature Of Business [Line Items]
Net proceeds from stock issuance					$ 6,709,040
Forest Food | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership					96.15%
FLS Mushroom
Organization And Nature Of Business [Line Items]
% of Ownership					100.00%
Nongyuan Network (VIE)
Organization And Nature Of Business [Line Items]
% of Ownership (VIE)			100.00%		0.00%
Nongyuan Network (VIE) | Xinyang Wang
Organization And Nature Of Business [Line Items]
% of Ownership (VIE)				100.00%
Nongyuan Network (VIE) | Xinyang Wang | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership (VIE)				100.00%
Revenue from China
Organization And Nature Of Business [Line Items]
Percentage of product sold					95.00%
International
Organization And Nature Of Business [Line Items]
Percentage of product sold					5.00%
% of Ownership					100.00%
Subsequent event
Organization And Nature Of Business [Line Items]
Number of ordinary shares issued and sold	161,000,000	970,419
Sale of stock, price per share	$ 0.30	$ 1.15
Nongyuan Network Technology Co., Ltd. | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary									98.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Technology | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest					50.00%
Suyuan Agriculture Technology Co., Ltd | Revenue from China
Organization And Nature Of Business [Line Items]
% of Ownership					100.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary									2.00%
Suyuan Agriculture Technology Co., Ltd | Subsequent event | Farmmi Biotech
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary								100.00%
Farmmi International | Subsequent event | Farmmi Ecology
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary							100.00%
Farmmi Ecology | Subsequent event | Farmmi Supply Chain
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary						100.00%